Commitments and Contingencies - Additional Information (Detail)		1 Months Ended	12 Months Ended
	Jul. 07, 2015 USD ($) ft²	May. 31, 2014 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Commitments And Contingencies Disclosure [Abstract]
Area of subleased premises | ft²	7,049
Minimum lease payments			$ 617,952
Monthly base rent payments	$ 19,737
Percentage of rent increase under sublease	3.00%
Rent expense			$ 142,288	$ 186,774
Ligand [Member]
Commitments And Contingencies Disclosure [Abstract]
Area of subleased premises | ft²		5,851
Minimum lease payments		$ 167,000